CAPITAL - Risk-Based Capital(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital [Abstract]
Capital	$ 728,284	$ 679,074
Capital to Risk Weighted Assets	13.71%	15.88%
Capital Required for Capital Adequacy	424,926	342,092
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	673,955	624,850
Tier One Risk Based Capital to Risk Weighted Assets	12.69%	14.61%
Tier One Risk Based Capital Required for Capital Adequacy	212,463	171,046
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	673,955	624,850
Tier One Leverage Capital to Average Assets	9.44%	10.11%
Tier One Leverage Capital Required for Capital Adequacy	285,514	247,106
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Capital [Abstract]
Capital	662,865	588,643
Capital to Risk Weighted Assets	12.52%	13.80%
Capital Required for Capital Adequacy	423,447	341,184
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	529,309	426,480
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	602,133	527,712
Tier One Risk Based Capital to Risk Weighted Assets	11.38%	12.37%
Tier One Risk Based Capital Required for Capital Adequacy	211,724	170,592
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	317,585	255,888
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	602,133	527,712
Tier One Leverage Capital to Average Assets	8.44%	8.55%
Tier One Leverage Capital Required for Capital Adequacy	285,311	246,739
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 356,639	$ 308,423
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%